Risk Management - Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 206,132	CAD 198,351
% of total	100.00%	100.00%
Government and agency [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 71,888	CAD 76,020
% of total	35.00%	38.00%
Utilities [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 40,568	CAD 37,561
% of total	20.00%	19.00%
Financial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 27,923	CAD 25,027
% of total	13.00%	13.00%
Energy [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 16,428	CAD 15,775
% of total	8.00%	8.00%
Industrial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 14,691	CAD 13,088
% of total	7.00%	6.00%
Consumer (non-cyclical) [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 14,009	CAD 12,440
% of total	7.00%	6.00%
Consumer (cyclical) [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 5,916	CAD 4,256
% of total	3.00%	2.00%
Securitized [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 3,577	CAD 3,514
% of total	2.00%	2.00%
Telecommunications [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 3,324	CAD 3,091
% of total	2.00%	2.00%
Basic materials [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 3,248	CAD 3,387
% of total	2.00%	2.00%
Technology [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 2,475	CAD 2,231
% of total	1.00%	1.00%
Media and internet [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 1,136	CAD 1,175
% of total		1.00%
Diversified and miscellaneous [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [Line Items]
Carrying value	CAD 949	CAD 786